Retirement and Pension Plans (Schedule of Net Periodic benefit Cost for Defined Benefit Pension and Severance Plans) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Retirement and Pension Plans
Service cost	¥ 6,117		¥ 5,933		¥ 5,944
Interest cost	3,315		3,646		3,730
Expected return on plan assets	(2,585)		(2,200)		(2,428)
Amortization of prior service benefit	(808)		(808)		(808)
Amortization of actuarial loss	472		9,611		128
Total	¥ 6,511		¥ 16,182		¥ 6,566
Expected return on plan assets	2.50%	[1]	2.50%	[1]	2.50%	[1]
Discount rate	2.40%	[1]	2.50%	[1]	2.50%	[1]
Percentage of net actuarial losses in excess of projected benefit obligation			20.00%

[1]	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.